Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Share capital [Member]		Share premium [Member]		Foreign currency translation reserve [Member]		Accumulated deficit [Member]	Total
Balance at Dec. 31, 2019	$ 75		$ 140,871		$ (17)		$ (125,760)	$ 15,169
Net Profit (loss)	0		0		0		(9,196)	(9,196)
Other comprehensive income	0		0		(23)		0	(23)
Total comprehensive income (loss)	0		0		(23)		(9,196)	(9,219)
Exercise of options		[1]		[1]		[1]	0		[1]
Share-based compensation	0		1,322		0		0	1,322
Balance at Dec. 31, 2020	75		142,193		(40)		(134,956)	7,272
Net Profit (loss)	0		0		0		(13,551)	(13,551)
Other comprehensive income	0		0		21		0	21
Total comprehensive income (loss)	0		0		21		(13,551)	(13,530)
Exercise of options		[1]	3		0		0	3
Share-based compensation	0		1,673		0		0	1,673
Balance at Dec. 31, 2021	75		143,869		(19)		(148,507)	(4,582)
Net Profit (loss)	0		0		0		(19,599)	(19,599)
Other comprehensive income	0		0		14		0	14
Total comprehensive income (loss)	0		0		14		(19,599)	(19,585)
Exercise of options		[1]		[1]	0		0		[1]
Issuance of ordinary shares, net of issuance expenses	40		17,389		0		0	17,429
Exercise of pre-funded warrants	28		15,678		0		0	15,706
Share-based compensation	0		1,946		0		0	1,946
Balance at Dec. 31, 2022	$ 143		$ 178,882		$ (5)		$ (168,106)	$ 10,914

[1]	Represents an amount lower than $1